Share Capital - Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Weighted average number of common shares outstanding (in shares)	103,106,305	94,111,548
Dilutive effects of Stock options (in shares)	0	444,216
Dilutive effects of Share units (in shares)	0	340,570
Weighted average number of diluted common shares outstanding (in shares)	103,106,305	94,896,334
Net (loss) income attributable to owners of the Company	$ (68,475)	$ 92,804
Basic net income per share (in usd per share)	$ (0.66)	$ 0.99
Diluted net income per share (in usd per share)	$ (0.66)	$ 0.98
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	1,734,607	646,932
Share units
Earnings per share [line items]
Antidilutive securities (in shares)		328,180